Biological Assets (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of Fair Value Assets	The biological assets are measured at fair value, using a valuation method according to the fair value levels.
	December 31
	2025	2024
	NIS thousands	NIS thousands
Biological Assets	57	5,023

Schedule of Changes in Biological Assets

The Company’s biological assets are primarily comprised of medical cannabis seedlings and medical cannabis. Presented below are the changes in biological assets during the reporting period:

	2025	2024
	NIS in thousands
Balance as of January 1	5,023	822
Costs of growing medical cannabis plants	25,535	26,081
Change in fair value less selling costs	21	1,581
Transfer to inventory	(30,522)	(23,461)
Balance as of December 31	57	5,023

Schedule of Assumptions in Biological Assets

	31/12/2025	31/12/2024
Net growing area (in thousands of square meters)	10.5	10.5
Estimated net yield as of the reporting date (tons) (1)	0.2	1.8
Estimated net selling price (NIS per gram) (2)	15.7	16.8
Estimated growing cycle length (in weeks) (3)	13	13
Estimated growing cycle completion rate (in percent) (4)	2%	23%
Proportion of plants which do not reach the harvesting stage (5)	3%	3%

(1)	According to the number of seedlings as of the end of the reporting period
(2)	According to the price range of the Company’s existing products as of the end of the reporting period
(3)	In accordance with the Company’s experience, and according to the strains which exist as of the reporting date
(4)	By planting date vs. growing cycle length
(5)	According to the final product net weight

Schedule of Sensitivity Analysis of Biological Assets
	31/12/2025	31/12/2024
Average selling price	7	612
Proportion of plants which do not reach the harvesting	11	52